TAXATION - Effective tax rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent
Statutory income tax rate	25.00%	25.00%	25.00%
Tax effect of preferential treatments	(3.00%)	(3.70%)	(39.50%)
Tax effect of tax-exempt entities	8.30%	8.40%	253.40%
Effect on tax rates in different tax jurisdiction	(0.40%)	0.30%	33.00%
Tax effect of permanent difference	(0.70%)	(4.10%)	151.90%
Tax effect of R&D deduction and others	(2.30%)	(2.00%)	(58.00%)
Change in valuation allowance	13.70%	1.40%	212.20%
Effect tax rates	40.60%	25.30%	578.00%